Exhibit 99.1
Renovate America, Inc. 16409 West Bernardo Drive San Diego, CA 92127

Report of Independent Accountants on Applying
Agreed-Upon Procedures

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Renovate America, Inc. (the “Company”) and Barclays Capital Inc. (the “Underwriter”), who are collectively referred to herein as the “Specified Parties,” relating to certain attributes of the collateral assets included in the securitization, pursuant to the offering of HERO Funding 2018-1 (the “Transaction”). Renovate America, Inc. is responsible for the accuracy of certain attributes of the collateral assets included in the Transaction (the “Responsible Party”). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties agreed on a sample size of 116 property assessed clean energy (“PACE”) assessments (“PACE Assessments”) identified as follows (the “Sample Assessments”):
•
105 PACE Assessments were randomly selected from the file “List of Accounts for Selection.xlsx” containing a list of 5,369 PACE Assessments provided by the Company on March 30, 2018 (“Initial Assessment List”)

•
10 PACE Assessments were randomly selected from the file “List of Accounts for Selection-2nd Cut.xlsx” containing a list of 1,231 PACE Assessments provided by the Company on April 24, 2018 (“Subsequent Assessment List”)

•	1 incremental PACE Assessment which was excluded from the Initial Assessment List and the Subsequent Assessment List, and therefore not subject to random selection (“Incremental Assessment”).

With respect to the Initial Assessment List and the Subsequent Assessment List, a random selection method ensures that all PACE Assessments have an equal chance of being selected.

The Specified Parties represent that the 116 Sample Assessments were selected from the pool of PACE Assessments underlying the PACE Bond assets (“PACE Bonds”) sold as part of the Transaction, excluding any subsequent PACE Bond assets to be acquired after the Closing Date of the Transaction.

The Specified Parties also requested we perform certain procedures over 168 PACE Bonds, which the Specified Parties represent as the entire population of PACE Bonds sold as part of the Transaction, excluding any subsequent PACE Bond assets to be acquired after the Closing Date of the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017
T: (213) 356-6000, F: (813) 637-4444, www.pwc.com/us

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-1
May 7, 2018
•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
•	The reasonableness of any of the assumptions provided by the Company; and
•
The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the pool of assessments with all assets in the Transaction based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the transaction.

For purposes of this report, we have performed agreed-upon procedures with respect to certain information related to the PACE Assessments and PACE Bonds. The following phrases, terms, and definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•
The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more data attributes to underlying documentation for which the data attributes and the underlying documentation have been found to be in agreement, unless otherwise indicated.

•
The phrase “Initial Assessment Data Tape” refers to a detailed listing of 5,370 PACE Assessments, containing certain attributes related to the PACE Assessments contained in the Initial Assessment List and for the Incremental Assessment, provided to us by the Company on April 6, 2018 in the file “HERO 2018-1 Datatape-Firstcut.xlsx”.

•
The phrase “Subsequent Assessment Data Tape” refers to a detailed listing of 6,547 PACE Assessments, containing certain attributes related to the PACE Assessments contained in the Initial Assessment List and Final Assessment List, and for the Incremental Assessment, provided to us by the Company on April 26, 2018 in the file “HERO 2018-1 Datatape-Initial Pool.xlsx.” There were 54 PACE Assessments from the Initial Assessment List excluded from the Subsequent Assessment Data Tape; however, no Sample Assessments were excluded.

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-1
May 7, 2018
•
The phrase “Final Assessment Data Tape” refers to a detailed listing of 6,547 PACE Assessments, containing certain attributes related to the PACE Assessments contained in the Initial Assessment List and Final Assessment List, and for the Incremental Assessment, provided to us by the Company on May 4, 2018 in the file “HERO 2018-1 Datatape-Initial Pool.xlsx.” The Company represented that only certain attributes related to the PACE Bonds were updated and there were no changes to the attributes relating to the PACE Assessments.

•	The phrase “Assessment File” refers to the contract files or documentation related to each Assessment which includes the following documents:
o	Contractual Assessment Data File,
o	Hero Processing Worksheet,
o	Assessment Contract (including any Assessment Contract Addendum, as applicable), and
o	Completion Certificates.

We were provided with an Assessment File for each Sample Assessment, which we used to perform the procedures related to the Sample Assessments enumerated below.

•
The phrase “Initial PACE Data Tape” refers to a detailed listing of 130 PACE Bonds that will be included in the Transaction, containing certain attributes related to those PACE Bonds, provided by the Company on April 6, 2018 in the file “HERO 2018-1 PACE Bond Data Tape.xlsx”.

•
The phrase “Subsequent PACE Data Tape” refers to a detailed listing of 168 PACE Bonds to be included in the Transaction, containing certain attributes related to those PACE Bonds, provided by the Company on May 4, 2018 in the file “HERO 2018-1 PACE Bond Data Tapev2.xlsx”.  This file was comprised of:

o	129 PACE Bonds included in the Initial PACE Data Tape (excluding 1 PACE Bond which was fully prepaid as of May 2, 2018), and
o	39 additional PACE Bonds.

With respect to the PACE Bonds also included in the Initial PACE Data Tape, the Company represented that corrections were made to certain attributes which have been identified as exceptions in Exhibit I of this AUP Report.

•
The phrase “Final PACE Data Tape” refers to a detailed listing of 168 PACE Bonds that will be included in the Transaction, containing certain attributes related to those PACE Bonds, provided by the Company on May 4, 2018 in the file “HERO 2018-1 PACE Bond Data Tapev3.xlsx”. This file was comprised of the 168 PACE Bonds that were included in the Subsequent PACE Data Tape.

With respect to the PACE Bonds also included in the Subsequent PACE Data Tape, the Company represented that corrections were made to certain attributes which have been identified as exceptions in Exhibit II of this AUP Report.

•
The phrase “Supplemental Indentures” refers to the individual Supplemental Indentures for the PACE Bonds provided to us by the Company and used by us in performing the procedures related to the PACE Bonds enumerated below.

•
The phrase “Initial PACE Prepayment File” refers to a file containing information related to partial and full prepayments for the PACE Assessments underlying each of the PACE Bonds in the Initial PACE Data Tape, provided by the Company on April 26, 2018 in the file “HERO 2018-1 Prepayments.xlsx”.

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-1
May 7, 2018
•
The phrase “Final PACE Prepayment File” refers to a file containing information related to partial and full prepayments for the PACE Assessments underlying each of the PACE Bonds in the Subsequent PACE Data Tape and Final PACE Data Tape, provided by the Company on May 1, 2018 in the file “HERO 2018-1 Prepayments.xlsx”.

We have performed the procedures enumerated below. The procedures below were established and agreed to by the Specified Parties and were performed solely to assist you with the comparison of certain attributes to source documents using the assumptions and methodologies specified in the procedures below.

We applied the following procedures to each of the Sample Assessments:

1.
We compared and agreed the attributes specified in the table below (“Specified Attributes”) set forth in the Initial Assessment Data Tape and Subsequent Assessment Data Tape, as applicable, to the source within the Assessment File:

	Specified Attributes	Field Name in Initial Assessment Data Tape and Subsequent Assessment Data Tape	Source within Assessment File
1	HEROId	HERO Id	Completion Certificate
2	Property City	Property City	Assessment Contract or Assessment Contract Addendum*
3	APN	AUSAPN	Assessment Contract or Assessment Contract Addendum*
4	County	County	Assessment Contract or Assessment Contract Addendum*
5	Zip	Zip	Assessment Contract or Assessment Contract Addendum*
6	Property Type	Property Type	Hero Processing Worksheet
7	Products (1-9)	Products (01-09)	Completion Certificate
8	Term	Term	Hero Processing Worksheet
9	Rate	Assessment Rate	Assessment Contract or Assessment Contract Addendum*
10	Funding Date	Funding Date	Hero Processing Worksheet
11	Funded Amount	Funded Amount	Hero Processing Worksheet
12	Home Value	Home Value	Hero Processing Worksheet
13	First Payment	First Payment	Hero Processing Worksheet
14	Maturity Date	Maturity Date	Hero Processing Worksheet
15	Tax Payment	Total Annual Tax Payment	Hero Processing Worksheet
16	Total Open Liens	Total Open Liens	Hero Processing Worksheet
17	Property Value Source	Property Value Source	Hero Processing Worksheet
* Assessment Contract Addendum, when available, will take priority over the Assessment Contract.

Per the Company, the Specified Attributes “Products (1-9)” may be listed in a different order in the Assessment File when compared to the Initial Assessment Data Tape and Subsequent Assessment Data Tape. The Company has instructed us that no exception should be noted in the event of a different order of Products.

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-1
May 7, 2018
Per the Company, the Specified Attributes “Products (1-9)” may be listed more than once for any given Sample Assessment in the Assessment File. The Company noted that if an identical Product was listed more than once in the Assessment File, and only listed once in the Initial Assessment Data Tape and Subsequent Assessment Data Tape, no exception should be noted.

Per the Company’s instruction, a $1 difference threshold was applied for the Specified Attribute “Tax Payment.”

2.
We recalculated the Loan to Value (“LTV”) using information obtained from the Initial Assessment Data Tape and Subsequent Assessment Data Tape as a) “Total Open Liens” over b) “Home Value.” We compared and agreed the results rounded to the nearest 0.01% to the LTV disclosed in the Initial Assessment Data Tape and Subsequent Assessment Data Tape, without exception.

3.
We recalculated the Combined Loan to Value (“CLTV”) using information obtained from the Initial Assessment Data Tape and Subsequent Assessment Data Tape by summing a) “Total Open Liens” and b) “Funded Amount” and dividing the result by c) “Home Value.” We compared and agreed the results rounded to the nearest 0.01% to the CLTV disclosed in the Initial Assessment Data Tape and Subsequent Assessment Data Tape, without exception.

4.
We recalculated Assessment Loan to Value (“Assessment LTV”) using information obtained from the Initial Assessment Data Tape and Subsequent Assessment Data Tape as a) “Funded Amount” over b) “Home Value.” We compared and agreed the results rounded to the nearest 0.01% to the Assessment LTV disclosed in the Initial Assessment Data Tape and Subsequent Assessment Data Tape, without exception.

5.
We recalculated the Reserve Fund Amount by multiplying a) “Project Cost” obtained from the Initial Assessment Data Tape and Subsequent Assessment Data Tape by b) the applicable reserve fund percentage specified by the Company per the table below, utilizing the “Program” and “Application Date” as obtained from the Initial Assessment Data Tape and Subsequent Assessment Data Tape.

Reserve Amount %
Program	Application Date on or before 3/6/2018	Application Date after 3/6/2018
CSCDA	0.20%	0.20%
LA County	0.10%	0.90%
MCED	0.25%	0.25%
WRCOG	0.075%	0.25%

Per the Company, for any assessment with an “Earliest SDD” before 12/1/2016, “Funded Amount” was used instead of “Project Cost” to recalculate “Reserve Fund Amount.”

We compared and agreed the results rounded to the nearest $0.01 to the Reserve Fund Amount disclosed in the Initial Assessment Data Tape and Subsequent Assessment Data Tape, without exception.

6.
We compared and agreed the specified attributes in Procedures 1 through 5 above, as listed in the Subsequent Assessment Data Tape, to the corresponding attributes listed in the Final Assessment Data Tape, without exception.

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-1
May 7, 2018
We applied the following procedures with respect to the PACE Bonds:

7.
For each PACE Bond, we compared the attributes listed below, as set forth in the Initial PACE Data Tape, Subsequent PACE Data Tape and Final PACE Data Tape, to the information contained in the Supplemental Indentures, and found them to be in agreement, except as disclosed in Exhibits I, II, and III:

Specified Attribute	Field name in the Initial PACE Data Tape, Subsequent PACE Data Tape, and Final PACE Data Tape
Bond Name	Identified PACE Bonds
Coupon	Bond Rate (Initial PACE Data Tape) or Rate
Maturity Date	Bond Last Payment
First Pay Date	Bond First Payment

8.	For each PACE Bond, we recalculated the “Principal Amount” by summing the following:

•	the “Balance” for each PACE Bond provided within the Initial PACE Data Tape, Subsequent PACE Data Tape and Final PACE Data Tape,
•
the sum of partial and full prepayment amounts, for each PACE Bond, utilizing the “Bond Id” and “Prepayment Amount,” contained in the Initial PACE Prepayment File or Final PACE Prepayment File, as applicable, and

•	the sum of any exchanged underlying PACE Assessments, utilizing the “Current Balance” and “Bond Id,” contained in the Initial PACE Prepayment File and Final PACE Prepayment File.

We compared the recalculated Principal Amount to the Principal Amount listed in the Supplemental Indentures and found them to be in agreement, except as disclosed in Exhibit I.

9.
For each PACE Bond, we recalculated the “Term” by subtracting the first “Bond Payment Date” from the “Maturity Date” obtained from the Supplemental Indentures. The Company instructed us to round the results to the nearest Term as follows:

•	5 year term,
•	10 year term,
•	15 year term,
•	20 year term, and
•	25 year term.

We compared the recalculated Term to the Term listed in the Initial PACE Data Tape, Subsequent PACE Data Tape and Final PACE Data Tape and found them to be in agreement.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the PACE Assessments, PACE Bonds, or other information provided to us or included in the Transaction documents. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-1
May 7, 2018
If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

May 7, 2018

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-1
May 7, 2018
Exhibit I
Initial PACE Data Tape Exceptions

#	PACE Bond ID	Specified Attribute	Value Per Supplemental Indenture	Value per Initial PACE Data Tape
1	180315-MO-RA-R-05A	First Pay Date	4/2/2018	4/2/2017
2	180315-MO-RA-R-10A	First Pay Date	4/2/2018	4/2/2017
3	180315-MO-RA-R-15A	First Pay Date	4/2/2018	4/2/2017
4	180315-MO-RA-R-20A	First Pay Date	4/2/2018	4/2/2017
5	180315-MO-RA-R-05A	Coupon	6.99%	4.99%
6	180322-MO-RA-HPR-R-05B	Coupon	5.99%	6.75%
7	180315-MO-RA-R-05A	Principal Amount	138,575.46	165,697.18 (1)
8	180315-MO-RA-R-10A	Principal Amount	427,312.99	459,013.47 (1)
9	180315-MO-RA-R-15A	Principal Amount	460,485.15	477,001.33 (1)
10	180315-MO-RA-R-20A	Principal Amount	844,095.51	860,942.83 (1)

Note (1): Includes prepayments and exchange assessments as described per Procedure 8.

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-1
May 7, 2018
Exhibit II
Subsequent PACE Data Tape Exceptions

#	PACE Bond ID	Specified Attribute	Value Per Supplemental Indenture	Value Per Subsequent PACE Data Tape
1	180427-MO-RA-HPR-R-05B	Maturity Date	4/2/2024	12/31/2023
2	180427-MO-RA-HPR-R-10B	Maturity Date	4/2/2029	12/31/2028
3	180427-MO-RA-HPR-R-15B	Maturity Date	4/2/2034	12/31/2033
4	180427-MO-RA-HPR-R-20B	Maturity Date	4/2/2039	12/31/2038
5	180315-MO-RA-R-05A	First Pay Date	4/2/2018	4/2/2017
6	180315-MO-RA-R-10A	First Pay Date	4/2/2018	4/2/2017
7	180315-MO-RA-R-15A	First Pay Date	4/2/2018	4/2/2017
8	180315-MO-RA-R-20A	First Pay Date	4/2/2018	4/2/2017

Report of Independent Accountants on Applying Agreed-Upon Procedures
HERO Funding 2018-1
May 7, 2018
Exhibit III
Final PACE Data Tape Exceptions

#	PACE Bond ID	Specified Attribute	Value Per Supplemental Indenture	Value Per Final PACE Data Tape
1	180315-MO-RA-R-05A	First Pay Date	4/2/2018	4/2/2017
2	180315-MO-RA-R-10A	First Pay Date	4/2/2018	4/2/2017
3	180315-MO-RA-R-15A	First Pay Date	4/2/2018	4/2/2017
4	180315-MO-RA-R-20A	First Pay Date	4/2/2018	4/2/2017